Investments in Limited Partnerships (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments in Limited Partnerships (Details) [Line Items]
Number Of Investments Held In Limited Partnership	three
Number Of Investments Held In Limited Companies	one
Number Of Investments Held In Equity Method Investments	one
Limited partnerships	$ 357.5	$ 362.0
Minimum [Member]
Investments in Limited Partnerships (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.30%
Maximum [Member]
Investments in Limited Partnerships (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	18.50%